Share Capital and Preference Shares - Distributions to non-controlling interests (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Dividend distributions
Dividend declared	$ 48,377	$ 30,379
Non-controlling interest
Dividend distributions
Dividend declared	14,729	$ 15,819
GasLog Partners LP | Non-controlling interest | Common shares
Dividend distributions
Dividend declared	719
GasLog Partners LP | Non-controlling interest | Preference shares
Dividend distributions
Dividend declared	$ 14,010